UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                                -------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GLENHILL CAPITAL OVERSEAS PARTNERS LTD.
           -----------------------------------------------------
Address:          650 MADISON AVENUE, 26TH FLOOR
           -----------------------------------------------------
                  NEW YORK, NEW YORK 10022
           -----------------------------------------------------

Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

GLENHILL CAPITAL OVERSEAS PARTNERS LTD.

By:  Glenhill Overseas Management LLC
     It's Managing Member
By:     Krevlin Advisors, LLC Name:
Title:  Its Managing Member
        By:  Glenn J. Krevlin
             Its Managing Member
Phone:  (212) 610-9055

Signature, Place, and Date of Signing:

/s/ GLENN J. KREVLIN               New York, New York          May 14, 2004
----------------------------     ----------------------     -------------------
     [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-10404                    Krevlin Advisors, LLC
   -------------------      --------------------------------

                                       2